Intangible Assets (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Technical know-how [Member]
Amortization of Intangible Assets	¥ 250	$ 36	¥ 250	¥ 326